ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2016
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	March 31,
	2015	2016
	RMB	RMB
Business tax, value-added tax and other taxes payable	4,377,930	3,851,923
Accrued payroll and welfare	13,748,579	14,524,290
Accrued test monitoring fees	12,235,005	14,702,303
Royalty fees payable	1,409,520	532,185
Income taxes payable	3,676,704	3,044,352
Other current liabilities	18,967,687	21,084,574

Total accrued expenses and other payables	54,415,425	57,739,627